Federated Hermes Mid-Cap Index Fund
Portfolio of Investments
January 31, 2022 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—98.5%
		Communication Services—1.7%
753		Cable One, Inc.	$1,163,182
24,630	[2]	Iridium Communications, Inc.	883,724
30,695		New York Times Co., Class A	1,228,721
41,627		Tegna, Inc.	805,899
19,393	[2]	TripAdvisor, Inc.	526,520
7,546		Wiley (John) & Sons, Inc., Class A	382,959
8,851		World Wrestling Entertainment, Inc.	442,019
18,370	[2]	Yelp, Inc.	634,500
8,195	[2]	Ziff Davis, Inc.	860,967
		TOTAL	6,928,491
		Consumer Discretionary—15.0%
17,747	[2]	Adient PLC	744,842
18,036		American Eagle Outfitters, Inc.	411,762
7,064	[2]	AutoNation, Inc.	769,976
29,522		Block (H&R), Inc.	674,873
18,194	[2]	Boyd Gaming Corp.	1,081,815
13,300		Brunswick Corp.	1,207,507
22,499	[2]	Callaway Golf Co.	536,826
26,260	[2]	Capri Holdings Ltd.	1,577,438
7,930		Carter’s, Inc.	738,442
5,549		Choice Hotels International, Inc.	795,727
5,933		Churchill Downs, Inc.	1,247,710
8,362		Columbia Sportswear Co.	776,579
4,537		Cracker Barrel Old Country Store, Inc.	540,538
10,392	[2]	Crocs, Inc.	1,066,427
15,945		Dana, Inc.	345,369
5,007	[2]	Deckers Outdoor Corp.	1,603,392
11,135		Dick’s Sporting Goods, Inc.	1,284,979
10,147	[2]	Five Below, Inc.	1,664,108
17,086		Foot Locker, Inc.	763,402
7,312	[2]	Fox Factory Holding Corp.	973,008
11,035	[2,3]	GameStop Corp.	1,202,043
40,885		Gentex Corp.	1,283,789
60,751	[2]	Goodyear Tire & Rubber Co.	1,259,368
341		Graham Holdings Co.	202,936
7,662	[2]	Grand Canyon Education, Inc.	641,156
64,706		Hanesbrands, Inc.	1,041,767
28,546		Harley-Davidson, Inc.	986,835
3,431	[2]	Helen of Troy Ltd.	718,211
1,230		Jack in the Box, Inc.	111,992
10,376		KB HOME	438,386
27,712		Kohl’s Corp.	1,654,684
10,856		Lear Corp.	1,816,426
24,776		Leggett and Platt, Inc.	987,324
5,541		Lithia Motors, Inc.	1,618,692
55,893		Macy’s, Inc.	1,430,861
7,875		Marriott Vacations Worldwide Corp.	1,278,742

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
60,361	[2]	Mattel, Inc.	$1,262,752
3,978		Murphy USA, Inc.	782,313
21,918	[2]	Nordstrom, Inc.	493,155
6,349	[2]	Ollie’s Bargain Outlet Holding, Inc.	304,371
5,526		Papa Johns International, Inc.	682,185
8,196		Polaris, Inc., Class A	922,788
3,166	[2]	RH	1,275,328
17,905	[2]	Scientific Games Corp.	1,033,118
28,754		Service Corp. International	1,774,697
14,872	[2]	Six Flags Entertainment Corp.	587,295
25,039	[2]	Skechers USA, Inc., Class A	1,051,638
20,608	[2]	Taylor Morrison Home Corp.	632,460
33,377		Tempur Sealy International, Inc.	1,328,738
12,916		Texas Roadhouse, Inc.	1,102,897
33,339		The Wendy’s Co.	767,797
7,752		Thor Industries, Inc.	733,262
23,418		Toll Brothers, Inc.	1,380,959
5,710	[2]	TopBuild Corp.	1,328,431
19,790		Travel + Leisure Co.	1,124,072
27,779	[2]	Tri Pointe Homes, Inc.	661,418
13,252	[2]	Urban Outfitters, Inc.	380,597
17,206	[2]	Victoria’s Secret & Co.	960,611
5,390	[2]	Visteon Corp.	547,139
14,524		Williams-Sonoma, Inc.	2,331,683
3,999		Wingstop, Inc.	612,847
19,235		Wyndham Hotels & Resorts, Inc.	1,614,778
15,970	[2]	YETI Holdings, Inc.	1,047,313
		TOTAL	62,202,574
		Consumer Staples—3.4%
24,358	[2]	BJ’s Wholesale Club Holdings, Inc.	1,497,286
6,723		Casey’s General Stores, Inc.	1,262,646
58,039	[2]	Coty, Inc. - Class A	492,171
28,970	[2]	Darling Ingredients, Inc.	1,847,417
12,311		Energizer Holdings, Inc.	463,017
33,842		Flowers Foods, Inc.	951,975
17,037	[2]	Grocery Outlet Holding Corp.	432,399
17,558	[2]	Hain Celestial Group, Inc.	641,394
11,414		Ingredion, Inc.	1,080,906
2,232		Lancaster Colony Corp.	354,375
9,769		Nu Skin Enterprises, Inc., Class A	470,768
28,468	[2]	Performance Food Group Co.	1,201,065
16,196	[2]	Pilgrim’s Pride Corp.	453,002
10,022	[2]	Post Holdings, Inc.	1,060,528
4,889		Sanderson Farms, Inc.	899,576
21,486	[2]	Sprouts Farmers Market, Inc.	583,130
1,259	[2]	The Boston Beer Co., Inc., Class A	529,825
		TOTAL	14,221,480
		Energy—2.4%
53,369		Antero Midstream Corp.	531,022
25,911	[2]	Championx Corp.	580,406
52,897	[2]	CNX Resources Corp.	784,463

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
17,329		DT Midstream, Inc.	$895,909
55,806	[2]	EQT Corp.	1,185,877
74,572		Equitrans Midstream Corp.	604,779
21,048		HollyFrontier Corp.	740,048
26,952		Murphy Oil Corp.	851,683
72,781		NOV Inc.	1,195,064
44,969		Targa Resources, Inc.	2,656,769
		TOTAL	10,026,020
		Financials—14.1%
6,984		Affiliated Managers Group	1,021,131
2,377	[2]	Alleghany Corp.	1,578,328
11,478		American Financial Group, Inc.	1,495,354
25,814		Associated Banc-Corp.	616,955
6,697		Bank of Hawaii Corp.	576,411
20,609		Bank OZK	965,532
14,716	[2]	Brighthouse Financial, Inc.	801,286
42,012		Cadence Bank	1,309,514
12,770		Cathay Bancorp, Inc.	576,693
23,073		CNO Financial Group, Inc.	575,441
19,157		Commerce Bancshares, Inc.	1,320,109
9,771		Cullen Frost Bankers, Inc.	1,377,809
27,990		East West Bancorp, Inc.	2,416,656
24,470		Essent Group Ltd.	1,116,811
6,641		Evercore, Inc., Class A	828,930
18,286		Federated Hermes, Inc.	605,449
18,996		First American Financial Corp.	1,415,392
18,613		First Financial Bankshares, Inc.	874,625
98,897		First Horizon Corp.	1,692,128
7,873		FirstCash Holdings, Inc.	548,748
60,311		FNB Corp. (PA)	779,218
31,302		Fulton Financial Corp.	561,871
18,578		Glacier Bancorp, Inc.	964,755
14,594		Hancock Whitney Corp.	769,396
6,106		Hanover Insurance Group, Inc.	842,384
25,109		Home Bancshares, Inc.	591,568
12,877		Interactive Brokers Group, Inc., Class A	878,083
8,472		International Bancshares Corp.	356,078
29,361		Janus Henderson Group PLC	1,083,421
33,884		Jefferies Financial Group, Inc.	1,241,510
11,434		Kemper Corp.	685,811
2,857		Kinsale Capital Group, Inc.	572,314
747		Mercury General Corp.	40,831
60,657		MGIC Investment Corp.	920,773
27,323		Navient Corp.	476,240
100,601		New York Community Bancorp, Inc.	1,173,008
49,150		Old Republic International Corp.	1,259,714
16,135		PacWest Bancorp	749,148
13,119		Pinnacle Financial Partners, Inc.	1,268,738
8,440		Primerica, Inc.	1,302,629
5,373	[2]	PROG Holdings, Inc.	213,899
16,332		Prosperity Bancshares, Inc.	1,196,319

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
12,455		Reinsurance Group of America	$1,430,208
8,449		RenaissanceRe Holdings Ltd.	1,327,929
6,712		RLI Corp.	703,283
18,199		SEI Investments Co.	1,066,643
10,199		Selective Insurance Group, Inc.	804,701
63,538		SLM Corp.	1,165,287
32,599		Sterling Bancorp	857,028
21,583		Stifel Financial Corp.	1,616,567
25,021		Synovus Financial Corp.	1,245,045
9,724	[2]	Texas Capital Bancshares, Inc.	609,695
5,643		UMB Financial Corp.	555,553
27,578		Umpqua Holdings Corp.	559,282
23,969		United Bankshares, Inc.	846,825
45,142		Unum Group	1,145,704
88,044		Valley National Bancorp	1,225,572
19,774		VOYA Financial, Inc.	1,343,841
18,100		Washington Federal, Inc.	633,862
16,316		Webster Financial Corp. Waterbury	926,912
9,682		Wintrust Financial Corp.	949,514
		TOTAL	58,654,461
		Health Care—9.3%
15,268	[2]	Acadia Healthcare Co., Inc.	803,860
6,084	[2]	Amedisys, Inc.	821,948
19,217	[2]	Arrowhead Pharmaceuticals, Inc.	1,013,889
20,776		Bruker Corp.	1,383,682
2,657		Chemed Corp.	1,245,894
18,389		Encompass Health Corp.	1,140,853
27,710	[2]	Envista Holdings Corp.	1,198,180
58,746	[2]	Exelixis, Inc.	1,063,303
17,264	[2]	Globus Medical, Inc.	1,152,027
9,954	[2]	Haemonetics Corp.	481,276
19,153	[2]	Halozyme Therapeutics, Inc.	662,885
15,927	[2]	HealthEquity Inc.	851,139
4,487	[2]	ICU Medical, Inc.	957,346
12,307	[2]	Integra Lifesciences Corp.	796,755
11,092	[2]	Jazz Pharmaceuticals Plc.	1,540,790
3,947	[2]	LHC Group, Inc.	489,823
8,934	[2]	Livanova PLC	671,033
8,894	[2]	Masimo Corp.	1,955,524
6,128	[2]	Medpace Holdings, Inc.	1,087,475
11,089	[2]	Molina Healthcare, Inc.	3,221,133
18,194	[2]	Neogen Corp.	663,535
17,169	[2]	Neurocrine Biosciences, Inc.	1,356,694
10,109	[2]	NuVasive, Inc.	525,769
25,024	[2]	Option Care Health, Inc.	584,811
7,865		Patterson Cos., Inc.	225,647
6,282	[2]	Penumbra, Inc.	1,419,795
23,859		Perrigo Co. PLC	908,312
11,888	[2]	Progyny, Inc.	481,464
5,370	[2]	Quidel Corp.	555,043
24,180	[2]	R1 RCM, Inc.	575,000

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
8,994	[2]	Repligen Corp.	$1,783,870
8,957	[2]	Staar Surgical Co.	651,353
18,041	[2]	Syneos Health, Inc.	1,633,793
11,597	[2]	Tandem Diabetes Care, Inc.	1,369,722
21,910	[2]	Tenet Healthcare Corp.	1,623,969
7,806	[2]	United Therapeutics Corp.	1,575,797
		TOTAL	38,473,389
		Industrials—18.4%
7,286		Acuity Brands, Inc.	1,395,488
25,089		AECOM	1,734,403
11,296		AGCO Corp.	1,323,891
11,044	[2]	ASGN, Inc.	1,268,624
6,162	[2]	Avis Budget Group, Inc.	1,085,621
13,182	[2]	Axon Enterprise, Inc.	1,844,557
9,417		Brinks Co. (The)	657,118
33,643	[2]	Builders Firstsource, Inc.	2,287,388
3,996	[2]	CACI International, Inc., Class A	988,850
10,174		Carlisle Cos., Inc.	2,273,279
8,486	[2]	Clean Harbors, Inc.	785,379
23,892	[2]	Colfax Corp.	982,439
8,462		Crane Co.	875,902
6,670		Curtiss Wright Corp.	885,709
21,289		Donaldson Co., Inc.	1,184,946
3,004	[2]	Dycom Industries, Inc.	253,207
9,165		Emcor Group, Inc.	1,092,560
8,032		EnerSys, Inc.	601,838
24,603		Flowserve Corp.	802,550
16,326	[2]	Fluor Corp.	343,499
5,818	[2]	FTI Consulting, Inc.	848,323
4,259		GATX Corp.	444,853
29,740		Graco, Inc.	2,157,934
17,974	[2]	GXO Logistics, Inc.	1,459,669
15,824	[2]	Hexcel Corp.	825,538
9,611		Hubbell, Inc.	1,800,044
19,606	[2]	IAA Spinco Inc.	900,504
8,306		Insperity, Inc.	893,144
13,160		ITT Corp.	1,209,667
59,744	[2]	Jet Blue Airways Corp.	874,055
24,055		KBR, Inc.	1,043,987
16,086		Kennametal, Inc.	556,093
14,323	[2]	Kirby Corp.	933,573
29,199		Knight-Swift Transportation Holdings, Inc.	1,652,079
6,545		Landstar System, Inc.	1,047,200
5,873		Lennox International, Inc.	1,665,700
10,203		Lincoln Electric Holdings	1,304,351
9,871		Manpower, Inc.	1,035,172
12,589	[2]	Mastec, Inc.	1,084,291
6,570	[2]	Mercury Systems, Inc.	373,964
9,733	[2]	Middleby Corp.	1,802,552
7,871		MillerKnoll, Inc.	303,978
6,202		MSA Safety, Inc.	852,155

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
5,854		MSC Industrial Direct Co.	$477,921
10,474		Nordson Corp.	2,435,624
28,814		nVent Electric PLC	996,676
14,156		OshKosh Truck Corp.	1,611,094
20,244		Owens Corning, Inc.	1,795,643
11,848		Regal Rexnord Corp.	1,877,671
12,221		Ryder System, Inc.	894,455
4,555	[2]	Saia, Inc.	1,294,895
10,754		Science Applications International Corp.	882,151
6,133		Simpson Manufacturing Co., Inc.	691,741
17,086	[2]	Stericycle, Inc.	1,003,632
30,510	[2]	SunRun, Inc.	791,124
17,329		Terex Corp.	722,966
9,382		Tetra Tech, Inc.	1,305,881
12,939		Timken Co.	864,325
18,763		Toro Co.	1,812,130
20,826	[2]	Trex Co., Inc.	1,904,954
16,040		Trinity Industries, Inc.	460,829
29,479	[2]	Univar, Inc.	781,193
3,607		Valmont Industries, Inc.	783,549
4,176	[2]	Vicor Corp.	393,922
5,747		Watsco, Inc.	1,623,872
4,918		Watts Industries, Inc., Class A	753,487
6,258		Werner Enterprises, Inc.	279,044
11,626		Woodward, Inc.	1,281,999
18,158	[2]	XPO Logistics, Inc.	1,201,515
		TOTAL	76,658,367
		Information Technology—14.3%
22,217	[2]	ACI Worldwide, Inc.	763,598
9,484		Alliance Data Systems Corp.	654,775
17,074		Amkor Technology, Inc.	375,970
12,062	[2]	Arrow Electronics, Inc.	1,495,688
11,696	[2]	Aspen Technology, Inc.	1,756,271
18,762		Avnet, Inc.	757,234
13,154		Azenta, Inc.	1,109,408
7,296		Belden, Inc.	408,211
10,073	[2]	Blackbaud, Inc.	686,374
9,773	[2]	Calix, Inc.	491,386
22,152		CDK Global, Inc.	951,872
7,348	[2]	Cerence, Inc.	466,525
28,172	[2]	Ciena Corp.	1,868,085
10,651	[2]	Cirrus Logic, Inc.	952,626
5,289		CMC Materials, Inc.	956,674
31,846		Cognex Corp.	2,116,485
4,209	[2]	Coherent, Inc.	1,087,942
8,751	[2]	Commvault Systems, Inc.	590,343
7,389		Concentrix Corp.	1,485,115
11,563	[2]	Digital Turbine, Inc.	510,507
10,251	[2]	Envestnet, Inc.	757,959
9,433	[2]	Euronet Worldwide, Inc.	1,262,984
4,976	[2]	Fair Isaac & Co., Inc.	2,463,070

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
18,074	[2]	First Solar, Inc.	$1,416,640
29,980		Genpact Ltd.	1,491,505
15,801	[2]	II-VI, Inc.	1,001,783
24,874		Jabil, Inc.	1,529,502
34,210	[2]	Kyndryl Holdings, Inc.	577,465
27,373	[2]	Lattice Semiconductor Corp.	1,511,537
4,245		Littelfuse, Inc.	1,146,023
13,064	[2]	LiveRamp Holdings, Inc.	583,308
14,931	[2]	Lumentum Holdings, Inc.	1,515,198
12,699	[2]	Manhattan Associates, Inc.	1,700,015
10,541		Maximus, Inc.	815,030
13,669	[2]	Mimecast Ltd.	1,089,556
9,750		MKS Instruments, Inc.	1,514,468
22,488		National Instruments Corp.	926,955
23,552	[2]	NCR Corp.	896,389
6,883	[2]	Paylocity Corp.	1,403,994
10,463		Power Integrations, Inc.	844,469
5,746	[2]	Qualys, Inc.	736,293
34,615	[2,3]	Sabre Corp.	316,727
12,014	[2]	SailPoint Technologies Holding	464,822
10,964	[2]	Semtech Corp.	779,540
6,943	[2]	Silicon Laboratories, Inc.	1,146,914
2,837	[2]	Sitime Corp.	661,276
4,623	[2,3]	SunPower Corp.	77,574
7,797	[2]	Synaptics, Inc.	1,640,099
6,970		TD SYNNEX Corp.	728,853
24,357	[2]	Teradata Corp.	982,561
8,006		Universal Display Corp.	1,229,001
8,239	[2]	ViaSat, Inc.	362,681
25,722		Vishay Intertechnology, Inc.	532,703
37,075		Vontier Corp.	1,042,178
73,882		Western Union Co.	1,397,109
6,608	[2]	WEX, Inc.	1,063,756
18,623	[2]	Wolfspeed, Inc.	1,755,032
26,526		Xerox Holdings Corp.	559,964
		TOTAL	59,410,022
		Materials—6.3%
33,995		Alcoa Corp.	1,927,857
11,368		Aptargroup, Inc.	1,333,466
9,652		Ashland Global Holdings, Inc.	926,978
15,497		Avient Corp.	771,286
9,336		Cabot Corp.	513,387
30,313		Chemours Co./The	991,538
83,107	[2]	Cleveland-Cliffs, Inc.	1,424,454
20,693		Commercial Metals Corp.	691,974
8,551		Eagle Materials, Inc.	1,247,163
4,032		Greif, Inc., Class A	238,533
10,007	[2]	Ingevity Corp.	659,561
18,462		Louisiana-Pacific Corp.	1,226,615
6,396		Minerals Technologies, Inc.	447,528
1,354		Newmarket Corp.	457,747

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
29,337		Olin Corp.	$1,486,506
10,892		Reliance Steel & Aluminum Co.	1,665,169
9,537		Royal Gold, Inc.	968,482
22,680		RPM International, Inc.	2,009,675
5,906		Scotts Miracle-Gro Co.	892,987
7,053		Sensient Technologies Corp.	597,671
13,951		Silgan Holdings, Inc.	624,726
16,804		Sonoco Products Co.	951,779
34,254		Steel Dynamics, Inc.	1,901,782
49,929		United States Steel Corp.	1,034,529
31,016		Valvoline, Inc.	1,021,667
1,641		Worthington Industries, Inc.	88,909
		TOTAL	26,101,969
		Real Estate—10.2%
24,023		American Campus Communities, Inc.	1,255,442
27,163		Apartment Income REIT Corp.	1,434,750
61,777		Brixmor Property Group, Inc.	1,566,665
19,411		Camden Property Trust	3,107,507
21,549		Corporate Office Properties Trust	544,328
26,633		Cousins Properties, Inc.	1,026,968
22,132		Cyrusone, Inc.	1,988,560
32,542		Douglas Emmett, Inc.	1,015,961
8,215		EastGroup Properties, Inc.	1,642,261
18,038		EPR PPTYS	793,131
22,548		First Industrial Realty Trust	1,370,467
27,619		Healthcare Realty Trust, Inc.	856,741
18,072		Highwoods Properties, Inc.	779,265
28,897		Hudson Pacific Properties Inc.	682,836
21,854		JBG Smith Properties	598,800
8,823	[2]	Jones Lang LaSalle, Inc.	2,212,720
18,771		Kilroy Realty Corp.	1,201,344
37,888		Kite Realty Group Trust	791,101
17,306		Lamar Advertising Co.	1,916,813
14,316		Life Storage, Inc.	1,931,944
25,455		Macerich Co. (The)	421,026
96,658		Medical PPTYS Trust, Inc.	2,199,936
30,356		National Retail Properties, Inc.	1,347,199
13,941		National Storage Affiliates Trust	858,208
34,918		Omega Healthcare Investors, Inc.	1,099,219
29,652	[2]	Park Hotels & Resorts, Inc.	539,666
12,993		Pebblebrook Hotel Trust	281,298
41,541		Physicians Realty Trust	758,539
15,429		PotlatchDeltic Corp.	829,926
4,778		PS Business Parks, Inc.	797,735
24,418		Rayonier, Inc.	892,234
24,209		Rexford Industrial Realty, Inc.	1,771,373
43,938		Sabra Health Care REIT, Inc.	597,996
8,883		SL Green Realty Corp.	644,195
21,927		Spirit Realty Capital, Inc.	1,040,655
44,951		STORE Capital Corp.	1,425,396

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
18,130		Urban Edge Properties	$330,691
		TOTAL	42,552,896
		Utilities—3.4%
9,387		Allete, Inc.	599,172
11,976		Black Hills Corp.	811,254
40,135		Essential Utilities, Inc.	1,956,180
18,467		Hawaiian Electric Industries, Inc.	784,847
8,618		Idacorp, Inc.	949,876
34,790		MDU Resources Group, Inc.	1,021,782
19,628		National Fuel Gas Co.	1,192,008
16,466		New Jersey Resources Corp.	662,098
10,132		Northwestern Corp.	588,872
36,791		OGE Energy Corp.	1,395,115
6,738		ONE Gas, Inc.	524,823
15,173		PNM Resources, Inc.	679,902
11,360		Southwest Gas Holdings, Inc.	774,525
5,875		Spire, Inc.	387,280
41,936		UGI Corp.	1,901,798
		TOTAL	14,229,532
		TOTAL COMMON STOCKS (IDENTIFIED COST $238,299,769)	409,459,201
		INVESTMENT COMPANIES—2.0%
745,901		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4]	745,901
7,439,038		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[4]	7,438,295
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $8,184,939)	8,184,196
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $246,484,708)	417,643,397
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(2,120,853)
		TOTAL NET ASSETS—100%	$415,522,544
At January 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
2S&P MidCap 400 E-Mini Index	23	$6,048,310	March 2022	$(209,444)
The average notional value of long futures contracts held by the Fund throughout the period was $12,241,188. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2021	$609,107	$1,112,206	$13,674,872	$15,396,185
Purchases at Cost	$—	$7,320,454	$22,480,776	$29,801,230
Proceeds from Sales	$—	$(7,686,759)	$(28,713,591)	$(36,400,350)
Change in Unrealized Appreciation/Depreciation	$(3,658)	N/A	$(1,682)	$(5,340)
Net Realized Gain/(Loss)	$—	N/A	$(2,080)	$(2,080)
Value as of 1/31/2022	$605,449	$745,901	$7,438,295	$8,789,645
Shares Held as of 1/31/2022	18,286	745,901	7,439,038	8,203,225
Dividend Income	$4,937	$137	$1,376	$6,450
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $6,048,310 at January 31, 2022, which represents 1.5% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100%.
2
Non-income-producing security.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day.
Market Value of Securities on Loan	Collateral Received
$808,712	$745,901
4
7-day net yield.
5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust